Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III Real Estate and Accumulated Depreciation
SMARTSTOP SELF STORAGE REIT, INC. AND SUBSIDIARIES
SCHEDULE III
REAL ESTATE AND ACCUMULATED DEPRECIATION
December 31, 2019

			Initial Cost to Company					Gross Carrying Amount at December 31, 2019
Description	ST	Encumbrance	Land	Building and Improvements	Total	Cost Capitalized Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Morrisville	NC	$3,109,374	$531,000	$1,891,000	$2,422,000	$111,669		$531,000	$2,002,669	$2,533,669	$402,431	2004	11/3/2014
Cary	NC	5,289,973	1,064,000	3,301,000	4,365,000	104,393		1,064,000	3,405,393	4,469,393	650,300	1998/2005/2006	11/3/2014
Raleigh	NC	4,482,344	1,186,000	2,540,000	3,726,000	206,819		1,186,000	2,746,819	3,932,819	615,086	1999	11/3/2014
Myrtle Beach I	SC	8,606,670	1,482,000	4,476,000	5,958,000	339,706		1,482,000	4,815,706	6,297,706	947,514	1998/2005-2007	11/3/2014
Myrtle Beach II	SC	6,970,422	1,690,000	3,654,000	5,344,000	216,056		1,690,000	3,870,056	5,560,056	793,377	1999/2006	11/3/2014
Whittier	CA	4,602,761	2,730,000	2,916,875	5,646,875	419,262		2,730,000	3,336,137	6,066,137	692,786	1989	2/19/2015
La Verne	CA	3,167,492	1,950,000	2,036,875	3,986,875	291,367		1,950,000	2,328,242	4,278,242	516,456	1986	1/23/2015
Santa Ana	CA	5,196,666	4,890,000	4,006,875	8,896,875	308,327		4,890,000	4,315,202	9,205,202	931,310	1978	2/5/2015
Upland	CA	3,612,920	2,950,000	3,016,875	5,966,875	400,245		2,950,000	3,417,120	6,367,120	753,589	1979	1/29/2015
La Habra	CA	3,662,412	2,060,000	2,356,875	4,416,875	303,463		2,060,000	2,660,338	4,720,338	518,792	1981	2/5/2015
Monterey Park	CA	2,573,587	2,020,000	2,216,875	4,236,875	210,031		2,020,000	2,426,906	4,446,906	483,171	1987	2/5/2015
Huntington Beach	CA	6,978,379	5,460,000	4,856,875	10,316,875	420,732		5,460,000	5,277,607	10,737,607	1,048,530	1986	2/5/2015
Chico	CA	1,163,063	400,000	1,336,875	1,736,875	227,225		400,000	1,564,100	1,964,100	338,409	1984	1/23/2015
Lancaster	CA	1,682,730	200,000	1,516,875	1,716,875	326,487		200,000	1,843,362	2,043,362	429,551	1980	1/29/2015
Riverside	CA	2,326,127	370,000	2,326,875	2,696,875	443,806		370,000	2,770,681	3,140,681	559,516	1985	1/23/2015
Fairfield	CA	2,746,809	730,000	2,946,875	3,676,875	99,100		730,000	3,045,975	3,775,975	616,798	1984	1/23/2015
Lompoc	CA	2,821,047	1,000,000	2,746,875	3,746,875	150,688		1,000,000	2,897,563	3,897,563	576,227	1982	2/5/2015
Santa Rosa	CA	7,324,823	3,150,000	6,716,875	9,866,875	369,705		3,150,000	7,086,580	10,236,580	1,393,470	1979-1981	1/29/2015
Vallejo	CA	8,237,821	990,000	3,946,875	4,936,875	173,697		990,000	4,120,572	5,110,572	824,942	1981	1/29/2015
Federal Heights	CO	2,375,619	1,100,000	3,346,875	4,446,875	344,130		1,100,000	3,691,005	4,791,005	833,053	1983	1/29/2015
Aurora	CO	4,800,729	810,000	5,906,875	6,716,875	500,621		810,000	6,407,496	7,217,496	1,256,353	1984	2/5/2015
Littleton	CO	2,177,650	1,680,000	2,456,875	4,136,875	281,681		1,680,000	2,738,556	4,418,556	569,293	1985	1/23/2015
Bloomingdale	IL	2,375,619	810,000	3,856,874	4,666,874	292,022		810,000	4,148,896	4,958,896	808,741	1987	2/19/2015
Crestwood	IL	1,633,238	250,000	2,096,875	2,346,875	289,225		250,000	2,386,100	2,636,100	500,125	1987	1/23/2015
Forestville	MD	3,464,444	1,940,000	4,346,875	6,286,875	916,799		1,940,000	5,263,674	7,203,674	1,170,978	1988	1/23/2015
Warren I	MI	1,954,936	230,000	2,966,875	3,196,875	414,426		230,000	3,381,301	3,611,301	661,863	1996	5/8/2015
Sterling Heights	MI	2,301,381	250,000	3,286,875	3,536,875	687,046		250,000	3,973,921	4,223,921	738,112	1977	5/21/2015
Troy	MI	3,414,952	240,000	4,176,875	4,416,875	223,434		240,000	4,400,309	4,640,309	838,838	1988	5/8/2015
Warren II	MI	2,251,889	240,000	3,066,875	3,306,875	647,801		240,000	3,714,676	3,954,676	751,865	1987	5/8/2015
Beverly	NJ	1,385,778	400,000	1,696,875	2,096,875	280,370		400,000	1,977,245	2,377,245	345,453	1988	5/28/2015
Everett	WA	2,722,063	2,010,000	2,956,875	4,966,875	592,662		2,010,000	3,549,537	5,559,537	682,138	1986	2/5/2015
Foley	AL	4,132,587	1,839,000	5,717,000	7,556,000	597,640		1,839,000	6,314,640	8,153,640	1,133,176	1985/1996/2006	9/11/2015
Tampa	FL	1,633,238	718,244	2,257,471	2,975,715	544,520		718,244	2,801,991	3,520,235	465,819	1985	11/3/2015
Boynton Beach	FL	8,166,188	1,983,491	15,232,817	17,216,308	401,381		1,983,491	15,634,198	17,617,689	1,903,280	2004	1/7/2016
Lancaster II	CA	2,350,873	670,392	3,711,424	4,381,816	234,616		670,392	3,946,040	4,616,432	619,503	1991	1/11/2016
Milton (2)	ONT	5,941,133	1,452,870	7,929,810	9,382,680	935,627	(3)	1,551,187	8,767,120	10,318,307	1,024,658	2006	2/11/2016
Burlington I (2)	ONT	9,471,372	3,293,267	10,278,861	13,572,128	1,161,001	(3)	3,516,127	11,217,002	14,733,129	1,343,310	2011	2/11/2016
Oakville I (2)	ONT	6,543,857	2,655,215	13,072,458	15,727,673	2,989,499	(3)	2,834,896	15,882,276	18,717,172	1,933,514	2016	2/11/2016
Oakville II (2)	ONT	7,663,201	2,983,307	9,346,283	12,329,590	707,360	(3)	3,097,623	9,939,327	13,036,950	1,218,853	2004	2/29/2016
Burlington II (2)	ONT	4,735,686	2,944,035	5,125,839	8,069,874	507,540	(3)	3,056,847	5,520,567	8,577,414	663,864	2008	2/29/2016
Xenia	OH	2,705,559	275,493	2,664,693	2,940,186	26,364		275,493	2,691,057	2,966,550	400,301	2003	4/20/2016
Sidney	OH	1,817,166	255,246	1,806,349	2,061,595	106,739		255,246	1,913,088	2,168,334	415,302	2003	4/20/2016

Troy	OH	2,988,229	150,666	2,596,010	2,746,676	56,417		150,666	2,652,427	2,803,093	447,468	2003	4/20/2016
Greenville	OH	1,897,929	82,598	1,909,466	1,992,064	48,898		82,598	1,958,364	2,040,962	286,401	2003	4/20/2016
Washington Court House	OH	2,947,848	255,456	1,882,203	2,137,659	28,346		255,456	1,910,549	2,166,005	290,615	2003	4/20/2016
Richmond	IN	2,988,229	223,159	2,944,379	3,167,538	23,738		223,159	2,968,117	3,191,276	462,658	2003	4/20/2016
Connersville	IN	1,857,548	155,533	1,652,290	1,807,823	24,961		155,533	1,677,251	1,832,784	263,158	2003	4/20/2016
Port St. Lucie I	FL	7,430,191	2,589,781	6,339,578	8,929,359	135,087		2,589,781	6,474,665	9,064,446	845,185	1999	4/29/2016
Sacramento	CA	8,157,058	1,205,209	6,616,767	7,821,976	158,568		1,205,209	6,775,335	7,980,544	800,959	2006	5/9/2016
Oakland	CA	13,325,887	5,711,189	6,902,446	12,613,635	82,123		5,711,189	6,984,569	12,695,758	834,038	1979	5/18/2016
Concord	CA	32,628,233	19,090,003	17,202,868	36,292,871	144,116		19,090,003	17,346,984	36,436,987	2,138,426	1988/1998	5/18/2016
Pompano Beach	FL	8,590,310	3,947,715	16,656,002	20,603,717	154,178		3,947,715	16,810,180	20,757,895	1,797,481	1979	6/1/2016
Lake Worth	FL	10,308,370	12,108,208	10,804,173	22,912,381	149,355		12,108,208	10,953,528	23,061,736	1,626,503	1998/2003	6/1/2016
Jupiter	FL	11,568,280	16,029,881	10,556,833	26,586,714	215,037		16,029,881	10,771,870	26,801,751	1,330,037	1992/2012	6/1/2016
Royal Palm Beach	FL	9,678,415	11,425,394	13,275,322	24,700,716	73,709		11,425,394	13,349,031	24,774,425	1,871,748	2001/2003	6/1/2016
Port St. Lucie II	FL	7,264,947	5,130,621	8,410,474	13,541,095	151,777		5,130,621	8,562,251	13,692,872	1,136,769	2002	6/1/2016
Wellington	FL	14,456,568	10,233,511	11,662,801	21,896,312	65,191		10,233,511	11,727,992	21,961,503	1,359,869	2005	6/1/2016
Doral	FL	14,133,517	11,335,658	11,485,045	22,820,703	207,247		11,335,658	11,692,292	23,027,950	1,371,867	1998	6/1/2016
Plantation	FL	15,969,792	12,989,079	19,224,919	32,213,998	111,811		12,989,079	19,336,730	32,325,809	2,245,241	2002/2012	6/1/2016
Naples	FL	14,214,280	11,789,085	12,771,305	24,560,390	167,417		11,789,085	12,938,722	24,727,807	1,476,192	2002	6/1/2016
Delray	FL	11,854,625	17,096,692	12,983,627	30,080,319	173,022		17,096,692	13,156,649	30,253,341	1,541,643	2003	6/1/2016
Baltimore	MD	16,293,926	3,897,872	22,427,843	26,325,715	276,571		3,897,872	22,704,414	26,602,286	2,739,385	1990/2014	6/1/2016
Sonoma	CA	6,283,197	3,468,153	3,679,939	7,148,092	51,077		3,468,153	3,731,016	7,199,169	472,501	1984	6/14/2016
Las Vegas I	NV	10,210,195	2,391,220	11,117,892	13,509,112	144,928		2,391,220	11,262,820	13,654,040	1,179,359	2002	7/28/2016
Las Vegas II	NV	10,471,995	3,840,088	9,916,937	13,757,025	111,618		3,840,088	10,028,555	13,868,643	1,108,709	2000	9/23/2016
Las Vegas III	NV	6,544,997	2,565,579	6,338,944	8,904,523	169,906		2,565,579	6,508,850	9,074,429	737,188	1989	9/27/2016
Asheville I	NC	7,113,097	3,619,676	11,173,603	14,793,279	288,193		3,619,676	11,461,796	15,081,472	1,212,018	1988/2005/2015	12/30/2016
Asheville II	NC	3,236,212	1,764,969	3,107,311	4,872,280	78,177		1,764,969	3,185,488	4,950,457	366,004	1984	12/30/2016
Hendersonville I	NC	2,234,137	1,081,547	3,441,204	4,522,751	105,475		1,081,547	3,546,679	4,628,226	378,487	1982	12/30/2016
Asheville III	NC	4,657,189	5,096,833	4,620,013	9,716,846	159,066		5,096,833	4,779,079	9,875,912	558,244	1991/2002	12/30/2016
Arden	NC	6,529,921	1,790,118	10,265,741	12,055,859	199,741		1,790,118	10,465,482	12,255,600	994,253	1973	12/30/2016
Asheville IV	NC	4,394,350	4,558,139	4,455,118	9,013,257	86,312		4,558,139	4,541,430	9,099,569	544,682	1985/1986/2005	12/30/2016
Asheville V	NC	5,051,449	2,414,680	7,826,417	10,241,097	124,678		2,414,680	7,951,095	10,365,775	854,206	1978/2009/2014	12/30/2016
Asheville VI	NC	3,474,411	1,306,240	5,121,332	6,427,572	105,933		1,306,240	5,227,265	6,533,505	513,159	2004	12/30/2016
Asheville VIII	NC	4,517,556	1,764,965	6,162,855	7,927,820	143,977		1,764,965	6,306,832	8,071,797	693,448	1968/2002	12/30/2016
Hendersonville II	NC	4,254,715	2,597,584	5,037,350	7,634,934	160,072		2,597,584	5,197,422	7,795,006	657,926	1989/2003	12/30/2016
Asheville VII	NC	1,585,252	782,457	2,139,791	2,922,248	58,418		782,457	2,198,209	2,980,666	253,424	1999	12/30/2016
Sweeten Creek Land	NC	—	348,480	—	348,480	—		348,480	—	348,480	—	N/A	12/30/2016
Highland Center Land	NC	—	50,000	—	50,000	—		50,000	—	50,000	—	N/A	12/30/2016
Aurora II	CO	8,560,873	1,584,664	8,196,091	9,780,755	96,060		1,584,664	8,292,151	9,876,815	962,350	2012	1/11/2017
Dufferin (2)	ONT	18,426,124	6,258,511	16,287,332	22,545,843	219,635	(3)	6,283,048	16,482,430	22,765,478	1,539,550	2015	2/1/2017
Mavis (2)	ONT	12,743,301	4,657,233	14,493,508	19,150,741	155,843	(3)	4,675,492	14,631,092	19,306,584	1,348,393	2013	2/1/2017
Brewster (2)	ONT	9,385,269	4,136,329	9,527,410	13,663,739	107,094	(3)	4,152,546	9,618,287	13,770,833	897,554	2013	2/1/2017
Granite (2)	ONT	6,199,444	3,126,446	8,701,429	11,827,875	109,913	(3)	3,138,703	8,799,085	11,937,788	782,623	1998/2016	2/1/2017
Centennial (2)	ONT	4,391,273	1,714,644	11,428,538	13,143,182	170,347	(3)	1,721,366	11,592,163	13,313,529	1,013,267	2016/2017	2/1/2017

			Initial Cost to Company					Gross Carrying Amount at December 31, 2019
Description	ST	Encumbrance	Land	Building and Improvements	Total	Cost Capitalized Subsequent to Acquisition		Land	Building and Improvements	Total (1)	Accumulated Depreciation	Date of Construction	Date Acquired
Ft. Pierce	FL	6,479,547	1,152,931	12,398,306	13,551,237	22,461		1,152,931	12,420,767	13,573,698	358,952	2008	1/24/2019
Russell Blvd, Las Vegas II	NV	13,002,835	3,433,634	15,449,497	18,883,131	6,640		3,433,634	15,456,137	18,889,771	562,583	1996	1/24/2019
Jones Blvd, Las Vegas I	NV	10,902,999	1,975,283	12,565,410	14,540,693	35,094		1,975,283	12,600,504	14,575,787	362,807	1999	1/24/2019
Airport Rd, Colorado Springs	CO	3,664,395	870,373	7,877,813	8,748,186	97,297		870,373	7,975,110	8,845,483	242,859	1983	1/24/2019
Riverside	CA	6,461,036	1,259,685	6,995,794	8,255,479	102,225		1,259,685	7,098,019	8,357,704	223,795	1980	1/24/2019
Stockton	CA	5,653,407	783,938	7,706,492	8,490,430	1,232		783,938	7,707,724	8,491,662	243,952	1984	1/24/2019
Azusa	CA	9,530,028	4,384,861	9,153,677	13,538,538	135,589		4,384,861	9,289,266	13,674,127	276,663	1986	1/24/2019
Romeoville	IL	3,836,240	964,701	5,755,146	6,719,847	48,208		964,701	5,803,354	6,768,055	189,896	1986	1/24/2019
Elgin	IL	2,665,177	1,162,197	2,895,052	4,057,249	41,578		1,162,197	2,936,630	4,098,827	121,271	1986	1/24/2019
San Antonio I	TX	9,126,214	1,602,740	9,196,093	10,798,833	88,535		1,602,740	9,284,628	10,887,368	279,444	1998	1/24/2019
Kingwood	TX	6,299,510	1,016,291	9,358,519	10,374,810	64,973		1,016,291	9,423,492	10,439,783	302,752	2001	1/24/2019
Aurora	CO	3,942,344	1,678,141	5,958,219	7,636,360	12,582		1,678,141	5,970,801	7,648,942	243,322	2015	1/24/2019
San Antonio II	TX	—	3,109,187	8,579,806	11,688,993	—		—	—	—	—	2004	1/24/2019
Stoney Creek I	TOR	5,591,950	2,363,127	8,154,202	10,517,329	321,104	(3)	2,423,704	8,414,729	10,838,433	261,845	N/A	1/24/2019
Torbarrie	TOR	5,936,996	2,714,051	—	2,714,051	—	(3)	2,783,623	—	2,783,623	—	1980	1/24/2019
Baseline	AZ	5,882,318	1,307,289	11,385,380	12,692,669	—		1,307,289	11,385,380	12,692,669	362,892	2016	1/24/2019
3173 Sweeten Creek Rd, Asheville	NC	3,636,033	1,036,164	8,764,558	9,800,722	1,048,068		1,036,164	9,812,626	10,848,790	276,861	1982	1/24/2019
Elk Grove	IL	3,670,067	2,384,166	6,000,071	8,384,237	26,971		2,384,166	6,027,042	8,411,208	189,136	2016	1/24/2019
Garden Grove	CA	10,885,408	8,076,202	13,152,494	21,228,696	68,311		8,076,202	13,220,805	21,297,007	405,382	2017	1/24/2019
Deaverview Rd, Asheville	NC	2,830,546	1,449,001	4,412,039	5,861,040	121,594		1,449,001	4,533,633	5,982,634	149,150	1992	1/24/2019
Highland Center Blvd, Asheville	NC	3,267,324	1,763,875	4,823,116	6,586,991	16,000		1,763,875	4,839,116	6,602,991	156,742	1994	1/24/2019
Sarasota	FL	3,687,085	1,084,165	7,359,913	8,444,078	4,123		1,084,165	7,364,036	8,448,201	214,523	2017	1/24/2019
Mount Pleasant	SC	3,528,256	1,054,553	5,678,794	6,733,347	9,916		1,054,553	5,688,710	6,743,263	167,246	2016	1/24/2019
Nantucket	MA	25,198,238	5,854,837	33,210,517	39,065,354	49,887		5,854,837	33,260,404	39,115,241	945,522	2002	1/24/2019
Pembroke Pines	FL	8,559,709	3,146,970	14,296,167	17,443,137	6,192		3,146,970	14,302,359	17,449,329	431,009	2018	1/24/2019
Riverview	FL	4,674,089	1,593,082	7,102,271	8,695,353	9,552		1,593,082	7,111,823	8,704,905	228,810	2018	1/24/2019
Eastlake	CA	10,193,371	2,120,104	15,417,746	17,537,850	5,411		2,120,104	15,423,157	17,543,261	430,220	2018	1/24/2019
McKinney	TX	5,990,094	2,177,186	9,320,876	11,498,062	4,202		2,177,186	9,325,078	11,502,264	274,864	2016	1/24/2019
Hualapai Way, Las Vegas	NV	5,428,523	742,839	9,018,717	9,761,556	3,775		742,839	9,022,492	9,765,331	264,977	2018	1/24/2019
Gilbert	AZ	5,672,438	1,379,687	9,021,255	10,400,942	138,470		1,037,750	9,501,662	10,539,412	145,982	2019	7/11/2019
Corporate Office	CA	4,179,994	975,000	5,525,000	6,500,000	—		975,000	5,525,000	6,500,000	75,399	2018	1/24/2019

		$719,769,888	$334,865,685	$823,989,800	$1,158,855,485	$26,589,304		$332,350,688	$841,474,680	$1,173,825,368	$83,692,491

(1)	The aggregate cost of real estate for United States federal income tax purposes is approximately $1,220,069,468.
(2)	This property is located in Ontario, Canada.
(3)	The change in cost at these self storage facilities are the net of the impact of foreign exchange rate changes and any actual additions.

Activity in real estate facilities during 2019 was as follows:

2019
Real estate facilities
Balance at beginning of year	$820,296,026
Facility acquisitions	351,070,238
Impact of foreign exchange rate changes	6,582,603
Improvements and additions	7,565,494
Asset disposals	(11,688,993)

Balance at end of year	$1,173,825,368

Accumulated depreciation
Balance at beginning of year	$(54,264,685)
Asset disposals	202,416
Depreciation expense	(29,188,668)
Impact of foreign exchange rate changes	(441,554)

Balance at end of year	$(83,692,491)

Construction in process
Balance at beginning of year	$130,383
Net additions and assets placed into service	12,107,339

Balance at end of year	$12,237,722

Real estate facilities, net	$1,102,370,599